Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Sale of Management: In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC to NSM, which is affiliated with Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities) and five-year service agreements under which the Manager provides technical and commercial management services at a fixed rate of $3.7 per day per vessel until August 2021 and $3.8 per day per owned/bareboat-in vessel until August 2022. Thereafter, the rate will increase by 3% annually, unless otherwise agreed. Administrative services under the agreements will be reimbursed at allocable cost. As a result of the sale of the management division the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated people. NSM owns the general partner interests in Navios Partners. The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). See also “NSM Loan” below.

Office Rent: The Company had entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria and Infraco Limited, all of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings’ Chairwoman and Chief Executive Officer. The lease agreements provided for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company’s subsidiaries. Following the sale of the management division effected on August 30, 2019, outlined in Note 3 “Sale of Management & Consolidation/Deconsolidation of Navios Containers” to the consolidated financial statements, Navios Holdings has no office lease obligations.

Purchase of Services: The Company utilized its former affiliate company, Acropolis, as a broker until the sale of its investment on December 6, 2018. Commissions charged from Acropolis for the year ended December 31, 2019 was $0. Included in the trade accounts payable at both December 31, 2021 and 2020 was an amount due to Acropolis of $76.

Vessel Operating Expenses (management fees): Prior to the sale of the management division effected on August 30, 2019, Navios Holdings provided commercial and technical management services to the owned vessels of Navios Partners, Navios Acquisition and Navios Containers for certain contracted daily fixed fees under the existing management agreements. Drydocking and special survey expenses were reimbursed at cost. In addition, Navios Holdings provided commercial and technical management services to Navios Europe I’s and Navios Europe II’s owned vessels, which were reimbursed at cost pursuant to the management agreements in place. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by the Manager. For the period from January 1, 2019 to August 30, 2019, certain extraordinary fees and costs related to regulatory requirements under the management agreements in place amounted to $15,750 and are presented under the caption “Other income”. Total management fees for vessel operating expenses for the period from January 1, 2019 to August 30, 2019, amounted to $149,184, and are presented net under the caption “Direct vessel expenses”.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3, and pursuant to the Management Agreement, the Manager provides commercial and technical management services to Navios Holdings’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The ship management services fees provided by the Manager is a daily fee of $3.7 per day per owned vessel. This rate was fixed until August 2021, increasing thereafter by 3% annually, unless otherwise agreed. As of August 31, 2021, this daily fee is at $3.8 per day per owned vessel. The fee for the ship management services provided by the Manager is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement are reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for vessel operating expenses for the years ended December 31, 2021 and 2020 and for the period from August 30, 2019 to December 31, 2019 amounted to $37,813, $45,487 and $14,372, respectively, and are presented under the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. In April 2021, the Company paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim.

General and Administrative Expenses incurred on behalf of affiliate companies/Administrative fee revenue from affiliate companies: Navios Holdings provided administrative services to Navios Partners, Navios Acquisition, Navios Containers, Navios Europe I and Navios Europe II. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by the Manager. Total general and administrative fees incurred on behalf affiliate companies for the period from January 1, 2019 to August 30, 2019 amounted to $16,991.

Navios Holdings provided administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021, pursuant to its existing terms. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by the Manager. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 amounted to $763. The general and administrative fees for that period have been eliminated upon consolidation. Total general and administrative fees charged for the years ended December 31 2021 and 2020 and for the period from August 30, 2019 to December 31, 2019 amounted to $1,144, $1,144 and $381, respectively.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3 and pursuant to the Administrative Services Agreement, the Manager provides administrative services to Navios Holdings. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. Total general and administrative expenses attributable to this agreement for the years ended December 31, 2021 and 2020 and for the period from August 30, 2019 to December 31, 2019, amounted to $8,572, $9,371 and $2,952, respectively.

Balance due to/from affiliate companies (excluding Navios Europe I and Navios Europe II): Balance due to NSM as of December 31, 2021 amounted to $21,028 (December 31, 2020: $22,114). Balance due to Navios Partners as of December 31, 2021 amounted to $0 (December 31, 2020: $5,000 related to the Navios Partners Guarantee). Balance due from Navios Acquisition as of December 31, 2021 amounted to $0 (December 31, 2020: $243 and related to declared dividend).

As of December 31, 2021 the balance mainly consisted of management fees for vessel operating expenses, payments to the Manager in accordance with the Management Agreement and other amounts in connection with dry-dock, ballast water treatment system and special survey of our vessels.

Omnibus Agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containership vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliate companies to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition, and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have granted a right of first refusal to Navios Containers over any container vessels to be sold or acquired in the future, subject to significant exceptions. The right of first refusal would allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliate companies to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2021, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognized the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and deferred recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain was amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain was accelerated in the event that (i) the vessel was subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners was reduced. In connection with the public offerings of common units by Navios Partners and the sale of Navios Partners general partnership interest effected on August 30, 2019, referred in Note 3, a pro rata portion of the deferred gain was released to income upon dilution of the Company’s ownership interest in Navios Partners. As of January 1, 2020, the unamortized deferred gain of $6,285 was recorded as other adjustments within accumulated deficit. For the years ended December 31, 2021, 2020, and 2019, Navios Holdings recognized $0, $0 and $1,842 of the deferred gain, respectively, in “Equity in net losses of affiliate companies”.

In March 2021, Navios Holdings completed the sale to Navios Partners of the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments. In June 2021, Navios Holdings completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000 and the sale of the Navios Koyo, a 2011-built Capesize vessel, previously chartered-in by Navios Holdings, for a sale price of $28,500. In July 2021, Navios Holdings completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000.

In September 2020, Navios Holdings completed the sale of the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt, and of the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, to Navios Partners for a sale price of $51,000 in total including net liabilities of $4,378.

Participation in Offerings of Affiliate Companies: Refer to Note 9 “Investments in Affiliate Companies and Investments in Available–for–Sale Securities” to the consolidated financial statements, for Navios Holdings’ participation in Navios Acquisition’s and Navios Partners’ offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units. Navios Holdings has entered into additional share purchase agreements on December 30, 2016, March 3, 2017, March 23, 2017, March 31, 2017, January 11, 2018, February 21, 2018, December 20, 2018 and February 1, 2019 for the purchase up to a total of 1,754,981 general partnership units.

Balance due from Navios Europe I: Following the liquidation, the balance due from Navios Europe I as of December 31, 2021 and 2020 was $0. As a result of this liquidation, Navios Holdings received the outstanding receivable of $13,420, in December 2019.

The Navios Revolving Loans I and the Navios Term Loans I earned interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis. There were no covenant requirements or stated maturity dates. As of December 31, 2019 the loan was fully received and there was no outstanding balance.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners had made available to Navios Europe II revolving loans of up to $43,500 to fund the Navios Revolving Loans II. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 9 “Investments in Affiliate Companies and Investments in Available–for–Sale Securities” to the consolidated financial statements).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the Junior Loan II for $5,000. Navios Europe II owned seven containership vessels and seven drybulk vessels.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiration date. The transaction was completed on June 29, 2020.

As a result of this liquidation, Navios Holdings received the total outstanding balance due from Navios Europe II, representing the Navios Revolving Loans II, the Navios Term Loans II and accrued interest thereof directly owed to Navios Holdings, previously presented under the captions “Due from affiliate companies” and “Loans receivable from affiliate companies” and acquired two Panamax vessels of Navios Europe II (see Note 5 “Accounts Receivable, net” to the consolidated financial statements).

Following the Liquidation of Navios Europe II, the balance due from Navios Europe II as of December 31, 2020 was $0. As of December 31, 2019, Navios Holdings’ balance due from Navios Europe II, amounted to $20,712, which included the net current receivable amount mainly consisting of $13,154, of accrued interest income earned under the Navios Revolving Loans II (as defined in Note 9) and the net non-current amount receivable of $7,558 related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 9). The outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans II was $16,938 as of December 31, 2019, under the caption “Loan receivable from affiliate companies”.

The Navios Revolving Loans II and the Navios Term Loans II earned interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and were repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There were no covenant requirements or stated maturity dates.

The decline in the fair value of the investment during the first quarter of 2020 was considered as other-than-temporary and, therefore, a loss of $6,050 was recognized and included in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020, under the caption “Impairment of loan receivable from affiliate company”. The fair value was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

Secured credit facility with Navios Logistics (Grimaud Loan): On April 25, 2019, Navios Holdings entered into a secured credit facility of up to $50,000 with Navios Logistics on a secured basis to be used for general corporate purposes, including the repurchase of 2022 Notes. This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds. The secured credit facility included an arrangement fee of $500 and initially bore a fixed interest rate of 12.75% for the first year and 14.75% for the second year. On December 2, 2019, Navios Holdings and Navios Logistics agreed to increase the secured credit facility by $20,000. Following this amendment, as a result of the redemption of the 2022 Logistics Senior Notes, repayment of the Term Loan B Facility and the issuance of 2025 Logistics Senior Notes, (a) the interest rate on the secured credit facility decreased to 10.0%, and (b) the maturity of the secured credit facility was extended to December 2024.

On June 24, 2020, Navios Logistics assigned its legal and beneficial right, title and interest in the credit facility to its wholly owned subsidiary Grimaud Ventures S.A. (“Grimaud”).

On June 25, 2020, Navios Holdings and Grimaud amended the Grimaud Loan to allow a portion of the total interest payable to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Navios Logistics and paid Navios Logistics $2,308 in satisfaction of the interest payable in respect of this facility.

Effective as of May 2021, and upon the release of certain collateral, the facility bore interest of 13.0% per annum.

On June 30, 2021, the Company entered into a supplemental agreement to the Grimaud Loan (the “Supplemental Grimaud Loan Agreement”) with Grimaud, whereby the Company and Grimaud agreed to amend the Grimaud Loan. Pursuant to the amendment, the Grimaud Loan could be repaid or prepaid in full by the issuance of shares of common stock of Navios Holdings. The effectiveness of the Supplemental Grimaud Loan Agreement was subject to, and contingent upon, prepayment of the Grimaud Loan in the amount of $7,500 in cash and the effectiveness of a registration statement registering the resale of Navios Holdings shares, among other conditions.

On July 13, 2021, the Grimaud Loan plus accrued interest was repaid by the Company in full through the issuance of 9,301,542 shares (the “Shares”) of the Company’s common stock and $7,500 in cash plus accrued and unpaid interest. Please see also Note 17 “Preferred and Common Stock” to the consolidated financial statements.

As of December 31, 2021, the total amount of this facility was repaid in full, as described above.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with a wholly owned subsidiary of NSM. In general, the amount owed reflects the excess of (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliate companies to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the sale of the management division over (ii) the short term assets of the ship management business. The Company’s obligations under the NSM Loan are guaranteed by substantially the same subsidiaries that guarantee the 2022 Notes and secured by assets of the Company that do not secure the Ship Mortgage Notes or the 2022 Senior Secured Notes. The credit facility was repayable over a five-year period; of the initial amount, $47,000 was repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments can be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provides for interest at 5.0% annually, and 7.0% annually for deferred principal amounts.

In December 31, 2021 the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility through the NSM Loan I (as defined herein). As of December 31, 2021, the outstanding balance was $48,573 (December 31, 2020: $78,375) and the accrued interest was $306 (December 31, 2020: $526). The accrued interest of $306 (December 31, 2020: $10,328 and related to current portion of NSM loan including accrued interest) is included under the caption “Current portion of loans payable to affiliate companies”.  Please see below for discussion on refinancing completed during January 2022.

The Company’s obligations under the NSM Loan were guaranteed by 2,072,121 common units in Navios Partners, first priority share pledges on two companies, that have entered into sale and leaseback agreements and five companies that hold the rights to certain bareboat contracts.

$50.0 million NSM Loan: In June 2020, the Company entered into a secured loan agreement with a wholly owned subsidiary of NSM, for a loan of up to $50,000 to be used for general corporate purposes. The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. The loan agreement was repayable in up to 18 equal consecutive quarterly installments. Principal payments that fall due during the first year following the initial drawdown may be deferred, at the Company’s election, in whole or in part. The loan agreement provides for interest at a rate of 5.0% annually (and 7.0% annually for deferred principal amounts).

The Company’s obligations under the $50.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain First Priority Ship Mortgage Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners.

On July 12, 2021, the Company refinanced the total outstanding balance of $39,735 under this facility through the $115.0 million NSM Loan described below.

$115.0 million NSM Loan: In June 2021, the Company entered into a senior secured term loan facility with a wholly owned subsidiary of NSM for a loan up to $115,000 (i) to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan described above (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”). The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. Tranche A is repayable in 14 quarterly installments of $2,838 and matures on November 30, 2024. Tranche B is repayable in seven quarterly installments with the first two being of an amount of $22,632 each and the remaining of an amount of $6,000 each and matures on February 28, 2023.

Both tranches bear interest at a rate of 10.5% per annum, payable quarterly. The Company may elect to defer one scheduled amortization payment by 90 days and interest payments, in which case the applicable interest rate will be 12.0% per annum, compounded quarterly.

On July 12, 2021, the amount under this facility was fully drawn.

In December 31, 2021 the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility through the NSM Loan I (as defined herein). As of December 31, 2021, the outstanding balance was $64,059 and the accrued interest was $571. The accrued interest of $571 is included under the caption “Current portion of loans payable to affiliate companies”, and the remaining amount of $64,059 is included under the caption “Loans payable to affiliate companies, net of current portion”, net of deferred financing fees of $875. Please see below for discussion on refinancing completed during January 2022.

The Company’s obligations under the $115.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain First Priority Ship Mortgage Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners and a second priority pledge in the Navios Logistics’ shares, 1,070,491 Navios Partners’ common units and second priority pledge over the collaterals securing the NSM Loan.

NSM Loan I: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan dated August 29, 2019, whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632 (the “NSM Loan I”), in two tranches: (i) the first tranche of $48,573 represents borrowings already made available and (ii) the second tranche of $79,059 represents new borrowings to be made available in exchange of the release by NSM of certain existing collateral. The NSM Loan I is repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan I has a four-year term and bears interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes are repaid and 16.5% per annum thereafter when paid in the form of Convertible Debenture for the first 18 months (“PIK Interest”) and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan I will be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. On January 5, 2022, $79,059 available under this facility was fully drawn.

The Company’s obligations under the NSM Loan I are guaranteed by 2,072,121 common units in Navios Partners.

NSM Loan II: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing $115.0 million NSM Loan dated June 29, 2021 whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $135,000 (the “NSM Loan II”) in two tranches (i) the first tranche of $64,059 represents outstanding borrowings already made available and (ii) the second tranche of $70,941 represents new borrowings to be made available, in exchange of the release by NSM of certain existing collateral. The NSM Loan II is repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan II has a four year term and bears interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes are repaid and 16.5% per annum thereafter, when paid in PIK Interest and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan II will be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. On January 5, 2022, $70,941 available under this facility was fully drawn.

Upon completion of the refinancing in January 2022, NSM received an upfront fee in respect of the NSM Loan I and the NSM Loan II of $24,000 in the form of a Convertible Debenture. The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of Convertible Debenture, described below.

The Company’s obligations under the NSM Loan II are guaranteed by 40,587 common units in Navios Partners, a second priority pledge in the Navios Logistics’ shares and 1,070,491 Navios Partners’ common units and second priority pledge over the collaterals securing the NSM Loan I.

Convertible Debenture: In December 2021, Navios Holdings entered into the Convertible Debenture with NSM, covering an upfront fee of $24.0 million, accrued interest on the NSM Loans, and prepayment fees. The lender has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years and bears interest at the rate of 4PIK, payable at maturity, if not earlier converted into shares of our common stock.

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of preferred stock (the “Series I Preferred Stock”) on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 9,133,147 shares of Common Stock issuable as of April 4, 2022 upon conversion of a Convertible Debenture and are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM is an affiliate of our Chairwoman and Chief Executive Officer, Angeliki Frangou.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.

Promissory note: On July 30, 2021, Navios Logistics issued a $20,000 promissory note to Grimaud. The promissory note is payable in four semi-annual equal installments commencing on August 15, 2021. The Company has the ability to defer payment of one of the first three installments subject to certain conditions. On August 15, 2021, the first installment was paid. On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc., whereby the promissory note was assigned to Peers Business Inc. Please refer to Note 17 “Preferred and Common Stock” to the consolidated financial statements.